Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Wages, salaries and benefits	$ 846,216	$ 735,566
Purchased materials, supplies and services	445,927	436,356
Share-based compensation	34,593	133,667
Operating and general and administrative expenses	1,326,736	1,305,589
Allocated to:
Operating expense	1,204,548	1,124,601
General and administrative	122,188	180,988
Operating and general and administrative expenses	$ 1,326,736	$ 1,305,589